SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Classification of Net Periodic Pension (Income) Costs - 10K (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	$ (0.1)	$ (0.7)	$ (0.4)	$ (1.3)	$ 18.8	$ (5.4)	$ (0.4)
Cost of Sales [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	(0.5)	(1.0)	(1.3)	(2.0)	6.1	(4.2)
SG&A Expenses [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	$ 0.4	$ 0.3	$ 0.9	$ 0.7	12.7	(0.7)
Inventories [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs					$ 0.0	$ (0.5)